Weighted Average Shares Outstanding	12 Months Ended
Dec. 31, 2019
Investments accounted for using equity method [abstract]
Weighted Average Shares Outstanding
32. Weighted Average Shares Outstanding
The number of basic shares outstanding and diluted common shares, calculated on a weighted average basis, is as follows:

	December 31	December 31
	2019	2018
	#	#

Basic shares outstanding	111,550,424	113,733,118
Share options (dilutive effect in 2019 of 107,168 options; 2018 – 507,066 options)	-	89,200

Diluted shares	111,550,424	113,822,318
At December 31, 2019, no options were antidilutive. At December 31, 2018, 4,480,476 options were antidilutive.